Northern Lights Fund Trust

Bishop Volatility Flex Fund

Incorporated herein by reference is the definitive version of the prospectus for the Bishop Volatility Flex Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 30, 2011 (SEC Accession No. 0000910472-11-001109).